Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis, including financial assets for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at December 31, 2013 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$5,063,400	$1,086,000	$3,977,400	$—
Available-for-sale securities
U.S. Agencies	17,735,099	—	17,735,099	—
Corporate	28,789,656	—	28,789,656	—
Agency asset backed securities	5,402,145	—	5,402,145	—
Trust preferred securities	2,518,279	—	2,518,279	—
State and municipal	33,307,726	—	33,206,509	101,217
Small Business Administration	3,358,927	—	3,358,927	—
Residential mortgage-backed securities	37,404,164	—	37,404,164	—
Collateralized mortgage obligations	1,178,104	—	1,178,104	—
Private placement mortgage obligation	1,374,515	—	1,374,515	—
Total	$136,132,015	$1,086,000	$134,944,798	$101,217

	Fair Value Measurement at December 31, 2012 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$5,630,100	$3,172,100	$2,458,000	$—
Available-for-sale securities
U.S. Agencies	47,283,917	—	47,283,917	—
Corporate	40,144,533	—	40,144,533	—
Agency asset backed securities	5,829,092	—	5,829,092	—
Trust preferred securities	5,621,445	—	—	5,621,445
State and municipal	42,721,071	—	40,105,103	2,615,968
Small Business Administration	13,765,839	—	13,765,839	—
Residential mortgage-backed securities	71,336,933	—	71,336,933	—
Collateralized mortgage obligations	1,666,431	—	1,666,431	—
Total	$233,999,361	$3,172,100	$222,589,848	$8,237,413

Schedule of a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The table below presents a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Trust Preferreds	Municipal Securities	Total

Beginning balance January 1, 2013	$5,621,445	$2,615,968	$8,237,413
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	438,754	—	438,754
Other changes in fair value	—	—	—
Gain on sale of securities	92,400	—	92,400
Net impairment losses recognized in earnings	—	—	—
Included in other comprehensive income	1,479,772	(134,573)	1,345,199
Interest and principal payments applied to principal	(1,944,511)	—	(1,944,511)
Sales and maturities	(3,169,581)	(408,190)	(3,577,771)
Transfers in and out of Level 3	(2,518,279)	(1,971,988)	(4,490,267)
Ending balance December 31, 2013	$—	$101,217	$101,217

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Trading Securities	Trust Securities	Municipal Securities	Total

Beginning balance January 1, 2012	$1,918,752	$3,614,860	$7,495,284	$13,028,896
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	228,555	—	228,555
Other changes in fair value	81,248	—	—	81,248
Net impairment losses recognized in earnings	—	—	—	—
Included in other comprehensive income	—	2,689,585	(50,757)	2,638,828
Interest and principal payments applied to principal	—	(911,555)	—	(911,555)
Sales and maturities	(2,000,000)	—	(4,828,559)	(6,828,559)
Transfers in and out of Level 3	—	—	—	—
Ending balance December 31, 2012	$—	$5,621,445	$2,615,968	$8,237,413

Schedule of the total amount of gains and losses from changes in fair value
The following table presents the amount of gains and losses from changes in fair value included in income before taxes for financial assets carried at fair value for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Interest income	$—	$—	$(19,614)
Change in fair value	1,935,407	619,751	198,632
Total change in fair value	$1,935,407	$619,751	$179,018

Schedule of carrying amounts and estimated fair values of financial instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2013 and December 31, 2012 were as follows:

		Fair Value Measurements at December 31, 2013 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$42,183	$42,183	$—	$—
Trading securities	5,063	1,086	3,977	—
Investment securities, available-for-sale	131,068	—	130,967	101
Investment securities, held-to-maturity	136,937	—	131,700	3,768
Loans held for sale	61	—	62	—
Loans receivable, net	335,640	—	—	346,634
Federal Home Loan Bank stock	1,588	N/A	N/A	N/A
Accrued interest receivable	2,221	—	1,245	976
Financial liabilities:
Deposits	$637,250	$495,345	$143,638	$—
Borrowings	1,000	—	1,027	—
Accrued interest payable	11	4	7	—

		Fair Value Measurements at December 31, 2012 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$19,803	$19,803	$—	$—
Trading securities	5,630	3,172	2,458	—
Investment securities, available-for-sale	228,369	—	220,132	8,237
Investment securities, held-to-maturity	29,077	—	29,193	1,587
Loans held for sale	1,029	—	1,073	—
Loans receivable, net	310,674	—	—	321,207
Federal Home Loan Bank stock	1,936	N/A	N/A	N/A
Accrued interest receivable	2,065	—	1,077	988
Financial liabilities:
Deposits	$568,265	$428,436	$142,616	$—
Borrowings	6,000	—	6,097	—
Accrued interest payable	31	4	27	—